Offerings	Sep. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the DataPelago Plan (as defined below)
Amount Registered | shares	137,551
Proposed Maximum Offering Price per Unit	187.67
Maximum Aggregate Offering Price	$ 25,814,196.17
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,564.95
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of NetApp, Inc.’s (the “Registrant”) common stock, $0.001 par value per share (“Common Stock”) that become issuable with respect to the securities identified in the table above, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on August 31, 2026, as reported on The Nasdaq Global Select Market.
(3)
The Registrant does not have any fee offsets.
(4)
Represents shares of Common Stock subject to issuance in connection with the settlement of restricted stock unit awards granted under the DataPelago, Inc. 2026 Equity Incentive Plan (the “DataPelago Plan”), which were assumed by the Registrant pursuant to the Agreement and Plan of Merger dated as of June 2, 2026, by and among the Registrant, DataPelago, Inc. and certain other parties.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share, reserved for issuance under the JetStream Plan (as defined below)
Amount Registered | shares	45,057
Proposed Maximum Offering Price per Unit	187.67
Maximum Aggregate Offering Price	$ 8,455,847.19
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,167.76
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of NetApp, Inc.’s (the “Registrant”) common stock, $0.001 par value per share (“Common Stock”) that become issuable with respect to the securities identified in the table above, by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant’s outstanding shares of Common Stock.
(2)
This estimate is made pursuant to Rule 457(h)(1) and Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based upon the average of the high and low prices of the Common Stock on August 31, 2026, as reported on The Nasdaq Global Select Market.
(3)
The Registrant does not have any fee offsets.
(5)
Represents shares of Common Stock subject to issuance in connection with the settlement of restricted stock unit awards granted under the JetStream Software, Inc. 2026 Equity Incentive Plan (the “Jetstream Plan”), which were assumed by the Registrant pursuant to the Agreement and Plan of Merger dated as of July 24, 2026, by and among the Registrant, JetStream Software, Inc. and certain other parties.